Summary of Significant Accounting Policies (Net Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net (loss) income attributable to Deswell Industries, Inc.:
Net income (loss) attributable to Deswell Industries, Inc.	$ 8,231	$ (1,320)	$ 4,273
Basic weighted average common shares outstanding	15,915	15,914	15,885
Basic net income (loss) per share	$ 0.52	$ (0.08)	$ 0.27
Effect of dilutive securities - Options	132		174
Diluted weighted average common and potential common shares outstanding	16,047	15,914	16,059
Diluted net income (loss) per share	$ 0.51	$ (0.08)	$ 0.27
Shares related to stock options excluded from diluted net loss per share because their inclusion would have been anti-dilutive		470,000